August 27, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	The Dreyfus/Laurel Tax-Free Municipal Funds
- Dreyfus BASIC California Municipal Money Market Fund
- Dreyfus BASIC Massachusetts Municipal Money Market Fund
- Dreyfus BASIC New York Municipal Money Market Fund

File No. 811-3700

Dear Sir/Madam,

     Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended June 30, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6785.

Very truly yours,

/s/ Donna M. Quilty

Donna M. Quilty,
Legal Assistant

DMQ/ Enclosures